UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011


Check here if Amendment           [_];  Amendment Number: ______

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       Kingdom Ridge Capital, L.L.C.
Address:    81 Main Street, Suite 209
            White Plains, NY 10601


Form 13F File Number: 028-13333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Michael Manley
Title:           Chief Financial Officer
Phone:           (914) 517-8654


Signature, Place, and Date of Signing:


/s/ Michael Manley           White Plains, New York            August 15, 2011
--------------------       --------------------------        -------------------
    [Signature]                   [City, State]                     [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:            26

Form 13F Information Table Value Total:            $421,243
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.      Form 13F File Number      Name

1.       028-13335                 Kingdom Ridge Capital Master Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE
                                                     Kingdom Ridge Capital, LLC

COLUMN 1                      COLUMN 2        COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
--------------                -----------     --------- --------   -------------------  ----------  ---------  ---------------------
                              TITLE OF                   VALUE      SHS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP   (x$1000)    PRN AMT  PRN  CALL  DISCRETION    MGRS        SOLE   SHARED NONE
--------------                -----------     --------- --------   --------- ---  ----  ----------  ---------  --------- ------ ----
ADOBE SYS INC                 COM             00724F101   9,435      300,000  SH         DEFINED       1         300,000
APPLE INC                     COM             037833100  28,532       85,000  SH         DEFINED       1          85,000
APPLE INC                     COM             037833100  25,175       75,000      PUT    DEFINED       1          75,000
APPLE INC                     COM             037833100  70,491      210,000      CALL   DEFINED       1         210,000
APPLIED MICRO CIRCUITS CORP   COM NEW         03822W406  50,724    5,725,000  SH         DEFINED       1       5,725,000
AUTODESK INC                  COM             052769106   2,895       75,000  SH         DEFINED       1          75,000
CIENA CORP                    COM NEW         171779309  31,246    1,700,000  SH         DEFINED       1       1,700,000
COGO GROUP INC                COM             192448108   5,847    1,095,000  SH         DEFINED       1       1,095,000
EXFO INC                      SUB VTG SHS     302046107     973      125,000  SH         DEFINED       1         125,000
FINISAR CORP                  COM NEW         31787A507   7,212      400,000  SH         DEFINED       1         400,000
MENTOR GRAPHICS CORP          COM             587200106     864       67,431  SH         DEFINED       1          67,431
MONOLITHIC PWR SYS INC        COM             609839105   1,494       96,892  SH         DEFINED       1          96,892
MOVE INC COM                  COM             62458M108   2,821    1,288,063  SH         DEFINED       1       1,288,063
NETFLIX INC                   COM             64110L106  21,015       80,000      PUT    DEFINED       1          80,000
NETLOGIC MICROSYSTEMS INC     COM             64118B100   4,042      100,000  SH         DEFINED       1         100,000
POWERWAVE TECHNOLOGIES INC    COM             739363109   5,753    1,950,000  SH         DEFINED       1       1,950,000
QUALCOMM INC                  COM             747525103  28,395      500,000  SH         DEFINED       1         500,000
SAPIENT CORP                  COM             803062108   3,758      250,000  SH         DEFINED       1         250,000
SIGMA DESIGNS INC             COM             826565103   8,022    1,050,000  SH         DEFINED       1       1,050,000
SPREADTRUM COMMUNICATIONS IN  ADR             849415203   6,304      400,000  SH         DEFINED       1         400,000
SYNAPTICS INC                 COM             87157D109  16,731      650,000      PUT    DEFINED       1         650,000
TAKE-TWO INTERACTIVE SOFTWAR  COM             874054109   3,820      250,000  SH         DEFINED       1         250,000
VOLTERRA SEMICONDUCTOR CORP   COM             928708106  19,728      800,000  SH         DEFINED       1         800,000
SEAGATE TECHNOLOGY PLC        SHS             G7945M107  52,520    3,250,000  SH         DEFINED       1       3,250,000
SEAGATE TECHNOLOGY PLC        SHS             G7945M107   8,080      500,000      CALL   DEFINED       1         500,000
MELLANOX TECHNOLOGIES LTD     SHS             M51363113   5,366      180,000  SH         DEFINED       1         180,000









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